ELFUN FUNDS

Supplement Dated June 30, 2004

To Prospectus Dated April 30, 2004

On or about September 18, 2004, PFPC, Inc., a member of The PNC Financial Services Group, will replace State Street Bank and Trust Company as the Transfer Agent for the Elfun Funds. State Street Bank and Trust Company will continue to serve as Custodian for the Funds. Accordingly, effective on or about September 18, 2004, all references in the Prospectus to “Transfer Agent” will refer to PFPC, Inc.

At that time, the following changes to the Prospectus will be effective.

1. The mailing address for regular mail and overnight delivery appearing under “How to Purchase Units — Opening an Account and Investing By Mail” on page 40 of the Prospectus, under “How to Redeem Units – By Mail” on page 41 of the Prospectus and under “How to Exchange Units” on page 43 of the Prospectus will be deleted and replaced in its entirety with:

Mail to:

Elfun Mutual Funds

c/o PFPC, Inc.

P.O. Box 9838

Providence, RI 02940

Overnight Delivery:

Elfun Mutual Funds

c/o PFPC, Inc.

101 Sabin Street

Pawtucket, RI 02860

2. The wire address appearing under “How to Purchase Units — Once You Have Opened an Account – You Have Additional Options — By Wire” on page 40 of the Prospectus will be deleted and replaced in its entirety with:

Wire Address:

PNC Bank

ABA No. 031000053

Account No. 8606089739

3. The address information appearing under “How to Redeem Units — By Wire” on page 41 of the Prospectus will be deleted and replaced in its entirety with:

Elfun Funds

P.O. Box 9838

Providence, RI 02940

4. The Elfun Funds website address appearing under “How to Redeem Units – By Website” on page 41, under “How to Exchange Units” on page 43 and under “Elfun Funds” on the back cover of the Prospectus will be deleted and replaced in its entirety with: http://www.gefunds.com.

5. The section on the back cover of the Prospectus entitled “Transfer Agent and Custodian” will be deleted and replaced in its entirety with the following language:

Transfer Agent	PFPC, Inc.
101 Sabin Street
Pawtucket, RI 02860

Custodian	State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02101

The following are additional changes to the Prospectus dated April 30, 2004.

The following is added as a fourth bullet point under Foreign Exposure Risk on page 33 of the Prospectus:

•	Valuation Risk: Some or all of the non-U.S. securities held by a Fund may be valued using “fair value” techniques, rather than market quotations, under the circumstances described in this Prospectus under “Calculating Share Value.” Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security or result in a more accurate net asset value per share of a Fund.

The second sentence of the first paragraph on page 46 of the Prospectus is deleted and replaced in its entirety with the following:

The NAV of each share is calculated as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, each day the NYSE is open for trading, but may also incorporate certain prices or values for securities as of a later time.

The following language is added after the last sentence of the second paragraph on page 46 of the Prospectus:

Because the markets for certain securities close shortly after the NYSE closes, the Funds may use the prices or values determined after that closing time such as for some exchange traded funds (ETFs) traded on the American Stock Exchange and exchange traded index futures contracts and options, which normally close trading at 4:15 p.m. Eastern time.

Effective on or about July 1, 2004, a revised fair valuation procedure will be applied to the Funds. Accordingly, the last paragraph on page 46 of the Prospectus is deleted and replaced in its entirety with the following:

If quotations are not readily available for a portfolio security, or if it is believed that the price or quotation for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to more accurately reflect the “fair value” of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

The Funds holding non-U.S. portfolio securities determine the fair value of such securities with the assistance of an independent fair value pricing in circumstances where it is believed that the value of non-U.S. portfolio securities have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors. GE Asset Management may also separately monitor non-U.S. portfolio securities and, consistent with the Funds’ procedures, apply a different fair value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

ELFUN FUNDS

Supplement Dated June 30, 2004

To Statement of Additional Information

Dated January 29, 2004

On or about September 18, 2004, PFPC, Inc., a member of The PNC Financial Services Group, will replace State Street Bank and Trust Company as the Transfer Agent for the Elfun Funds. State Street Bank and Trust Company will continue to serve as Custodian for the Funds. Accordingly, effective on or about September 18, 2004, all references in the Statement of Additional Information (“SAI”) to “Transfer Agent” will refer to PFPC, Inc.

At that time, the following changes to the SAI will be effective.

1. The section entitled “Management of the Funds – Custodian, Transfer Agent and Dividend Paying Agent” will be deleted and replaced in its entirety with the following language:

Custodian

State Street Bank and Trust Company (“State Street”), located at 225 Franklin Street, Boston, Massachusetts 02101, serves as custodian of the Funds’ investments. As custodian, State Street is responsible for the safekeeping of securities and does not otherwise participate in investment policies or in the determination of investment decisions.

Transfer Agent and Dividend Paying Agent

PFPC, Inc., a member of The PNC Financial Services Group, located at P.O. Box 9838, Providence, Rhode Island 02940, serves as transfer agent and dividend paying agent of the Funds’ investments.

2. The first sentence of the first paragraph appearing under “Purchase, Redemption and Exchange of Units – Purchase of Units” on page 49 of the SAI will be deleted and replaced in its entirety with: “Units of the Funds are sold to investors.... by PFPC, Inc., the Funds’ transfer agent.”

3. All references to “State Street” appearing under “Purchase, Redemption and Exchange of Units – Checkwriting Privileges” on page 54 of the SAI will be deleted and replaced in its entirety with: “PFPC, Inc.”

The following is an additional change to the SAI dated January 29, 2004.

The second paragraph under “Net Asset Value” on page 55 of the SAI will be deleted and replaced in its entirety with the following language:

Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of certain Funds may not take place contemporaneously with the determination of the prices of many of their portfolio securities used in the calculation. Normally, this means that a Fund will use prices for foreign securities from market closings that occur earlier than when the net asset value is calculated, but this may also mean that securities may be priced with closing prices from a market that closes shortly after the NYSE closes, such as for some exchange traded funds (ETFs) traded on the American Stock

Exchange and exchange traded index futures contracts and options, which normally close trading at 4:15 p.m. Eastern time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the WM/Reuters 11:00 a.m. Eastern time exchange rate. If these quotations are not readily available or are deemed to be unreliable, the affected securities may be valued under fair value procedures approved by the Board of Trustees. Those procedures include the use of an independent fair value pricing service and GEAM’s separate review and evaluation of those securities. Such an independent fair value pricing service and other independent providers of prices for portfolio securities are referred to as “pricing services.”